Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net cash inflow from operating activities	£ 2,032.8	£ 2,054.8	£ 1,850.5
Acquisitions classified as investing activities	386.1	178.4	161.3
Disposals of investments and subsidiaries	28.3	272.3	2,141.0
Investing activities
Purchases of property, plant and equipment	(263.2)	(218.3)	(339.3)
Purchases of other intangible assets (including capitalised computer software)	(29.9)	(54.4)	(54.8)
Proceeds on disposal of property, plant and equipment	8.7	11.2	174.0
Net cash (outflow)/inflow from investing activities	(642.2)	(167.6)	1,759.6
Financing activities
Repayment of lease liabilities	(320.7)	(300.1)	(249.8)
Share option proceeds	4.4	0.0	0.6
Cash consideration received from non-controlling interests	39.5	0.0	0.0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	135.0	80.6	62.7
Share repurchases and buybacks	(818.5)	(290.2)	(43.8)
Proceeds from issue of bonds	0.0	915.5	0.0
Repayments of borrowings, classified as financing activities	397.1	282.7	1,713.2
Payments For Financing And Share Issue Costs	0.4	7.1	6.4
Equity dividends paid	(314.7)	(122.0)	(750.5)
Dividends paid to non-controlling interests in subsidiary undertakings	(114.5)	(83.3)	(96.2)
Net cash outflow from financing activities	(2,057.0)	(250.5)	(2,922.0)
Net (decrease)/increase in cash and cash equivalents	(666.4)	1,636.7	688.1
Translation of cash and cash equivalents	(130.1)	(99.2)	(89.7)
Cash and cash equivalents held in disposal group presented as held for sale	0.0	0.0	(66.3)
Cash and cash equivalents excluding disposal group	3,540.6	4,337.1	2,733.3
Beginning of the year
Financing activities
Cash and cash equivalents including cash held in disposal group at end of year		4,337.1	2,799.6
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents if different from statement of financial position		4,337.1	2,799.6
End of the year
Financing activities
Cash and cash equivalents including cash held in disposal group at end of year	3,540.6	4,337.1	2,799.6
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents if different from statement of financial position	£ 3,540.6	£ 4,337.1	£ 2,799.6